Parent Company, Other shareholders, Associates And Other Related Parties Balances and Tansactions	12 Months Ended
Dec. 31, 2019
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Parent Company, Other shareholders, Associates And Other Related Parties Balances and Tansactions
19. PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TANSACTIONS
Details of transactions between the Group and other related parties are disclosed below.
The outstanding balances between the Group and parent company, other shareholders, associates and other related parties as of December 31, 2019 and 2018 are as follows:

	2019	2018
Related companies :
InterCement Brasil S.A.
Accounts payable	(74,497)	(108,792)
Caue Austria Holding GmbH
Other receivables	13,492	7,533
InterCement Trading e Inversiones S.A.
Other receivables	89,414	6,447
Accounts payable	(12,487)	(12,340)
InterCement Portugal S.A.
Accounts payable	(339,776)	(291,292)
InterCement Participacoes
Other receivables	6	—
Summary of balances as of December 31, 2019 and 2018 is as follows:
Other receivables	102,912	13,980
Accounts payable	(426,760)	(412,424)
The amounts outstanding as of December 31, 2019 are not secured and shall be settled in cash. No guarantees have been granted or received over outstanding balances.
The transactions between the Group and parent companies, associates and related parties for the fiscal years ended December 31, 2019, 2018 and 2017 are detailed as follows:

	2019	2018	2017
InterCement Brasil S.A. – Purchases of goods and services	(41,195)	(164,644)	(47,428)
InterCement Trading e Inversiones S.A. – Purchases of goods and services	—	(97,432)	(229,936)
InterCement Trading e Inversiones S.A. – Sales of services	81,260	73,698	13,267
InterCement Portugal S.A. – Services received	(323,174)	(353,536)	(151,817)
InterCement Portugal S.A. – Services provided	—	—	19,876
Sacopor S.A. – Purchases of goods	—	404	(55,322)
On August 17, 2017, Loma Negra C.I.A.S.A. accepted the offer letter received from InterCement Portugal S.A. (formerly, Cimpor—Serviços De Apoio à Gestão De Empresas S.A., or Cimpor Services), for the transfer of technical know-how
that includes access to procedures, rules, databases, systems, benchmarking programs, tools and best practices in relation to the production process, in order to obtain a better quality in the products. Loma Negra C.I.A.S.A. must pay a charge equivalent to 1% of the net sales of the Company for the services received. This agreement is valid for three years as of August 1, 2017 and it was registered with the National Institute of Intellectual Property (“INPI” as per the initials in Spanish). Services related to the agreement have been received since August 1, 2018.
The amount recognized in the consolidated statement of profit or loss and other comprehensive income related to key management salaries, wages and fees amounted to 197,127, 121,352 and 191,789 for the fiscal years ended December 31, 2019, 2018 and 2017, respectively. Additionally, in the current fiscal year, 15,020 have been accrued under the long-term incentive program (note 3.17).
The Group did not recognized any expense in the current fiscal year, or in previous fiscal years, regarding bad or doubtful accounts related to amounts owed by related parties.

	Dividends approved
	2019	2018	2017
InterCement Brasil S.A.	—	—	1,180,882
Third parties	—	—	6,593

Total	—	—	1,187,475

The dividends approved by the Company were paid during 2017.